Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0002099656
Registrant Name	Helix Acquisition Corp. III
Registration File Number	333-291993
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A